LOANS TO THIRD PARTIES-LONG TERM (Details) - Jun. 30, 2025	CNY (¥)	USD ($)
ACCOUNTS RECEIVABLE, NET
Loans to third parties-long term	¥ 118,500,000	$ 16,541,962
Working fund to third party companies
ACCOUNTS RECEIVABLE, NET
Loans to third parties-long term	¥ 118,500,000	$ 16,541,962